UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 81.1%
	Shares	Value
AUSTRALIA — 4.2%
Newcrest Mining, Ltd. *	1,946,789	$36,986,446

AUSTRIA — 0.3%
IMMOFINANZ AG	1,351,734	2,943,907

BRAZIL — 1.0%
BrasilAgro – Brasileira de Propriedades Agricolas	384,400	1,510,380
Centrais Eletricas Brasileiras SA *	454,200	2,457,028
SLC Agricola SA	947,600	4,366,255

		8,333,663

CANADA — 24.1%
Barrick Gold Corp.	865,020	18,909,337
Cameco Corp.	3,174,489	30,348,115
Centerra Gold, Inc.	794,829	4,687,461
Denison Mines Corp. *	1,578,700	846,391
Dundee Corp., Cl A *	1,025,605	5,341,488
Dundee Precious Metals, Inc. *	3,472,202	10,451,311
Fission Uranium Corp. *	1,569,500	877,521
Gabriel Resources, Ltd. *	5,858,103	3,006,111
Ivanhoe Mines Ltd., Cl A *	13,629,902	14,928,013
Kinross Gold Corp. *	4,415,064	22,825,881
Lundin Gold, Inc. *	3,796,135	16,310,893
MEG Energy Corp. *	2,906,436	12,310,030
New Gold Inc. *	817,025	4,248,530
Northern Dynasty Minerals, Ltd. (CAD) *	8,496,132	4,555,043
Northern Dynasty Minerals, Ltd. (USD) *	4,824,257	2,624,396
Novagold Resources, Inc. *	669,727	4,661,300
Silver Wheaton Corp.	461,469	12,861,141
Sprott, Inc.	8,817,689	16,681,110
Turquoise Hill Resources, Ltd. *	3,323,877	11,833,002
Uranium Participation Corp. *	4,568,759	14,031,880

		212,338,954

CHINA — 2.7%
China Yurun Food Group, Ltd. *	31,417,000	4,616,336
Guangshen Railway Co., Ltd., Cl H	16,887,003	8,271,114
Hua Hong Semiconductor, Ltd. (A)	2,847,000	2,667,778
Nam Tai Property, Inc.	303,107	1,639,809
NVC Lighting Holding, Ltd.	19,225,203	2,056,728
PAX Global Technology, Ltd.	5,575,000	4,606,072

		23,857,837

FRANCE — 3.9%
Areva SA *	1,033,132	4,516,235
Electricite de France SA	2,286,175	29,917,467

		34,433,702

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
GREECE — 0.4%
Diana Shipping, Inc. *	1,394,304	$3,625,190

HONG KONG — 0.6%
Guoco Group, Ltd.	301,000	3,423,805
Luks Group Vietnam Holdings Co., Ltd.	5,417,000	1,878,188

		5,301,993

ITALY — 0.5%
ERG SpA	383,958	4,442,915

JAPAN — 12.1%
Japan Digital Laboratory Co., Ltd.	372,600	5,181,745
Japan Steel Works, Ltd.	6,338,315	28,698,991
Kamigumi Co., Ltd.	824,500	7,514,921
Kurita Water Industries, Ltd.	313,200	7,020,026
Mitsubishi Corp.	940,200	16,387,962
Mitsui & Co., Ltd.	2,168,000	25,677,738
Organo Corp.	1,855,000	7,290,195
Sanshin Electronics Co., Ltd.	351,700	3,129,746
West Japan Railway Co.	94,100	5,906,900

		106,808,224

LEBANON — 0.2%
Solidere GDR	160,688	1,504,038
Solidere GDR (A)	42,698	408,194

		1,912,232

NORWAY — 0.6%
Golden Ocean Group, Ltd. *	8,709,289	5,450,306

RUSSIA — 14.7%
Etalon Group, Ltd. GDR	1,625,111	4,290,293
Federal Grid Unified Energy System PJSC	9,821,935,146	23,884,000
Gazprom PAO ADR	6,291,486	25,606,348
Lukoil PJSC ADR	122,350	5,230,463
Mobile TeleSystems PJSC	1,133,541	4,314,745
Moscow Exchange MICEX-RTS PJSC *	3,173,634	5,441,371
Protek OJSC	1,897,261	2,387,204
RusHydro PJSC	107,295,718	1,146,465
RusHydro PJSC ADR	19,336,312	20,013,083
Sberbank of Russia PJSC ADR	3,295,689	28,675,790
Yandex NV, Cl A *	376,566	8,152,654

		129,142,416

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares/Face Amount		Value
SINGAPORE — 2.0%
Golden Agri-Resources, Ltd.		64,395,900	$17,291,358

SOUTH AFRICA — 1.2%
Impala Platinum Holdings, Ltd. *		2,351,253	10,332,386

SOUTH KOREA — 3.1%
Hyundai Motor Co.		63,746	7,511,915
KT Corp.		495,399	14,041,796
KT Corp. ADR		398,660	6,083,552

			27,637,263

UKRAINE — 2.5%
Astarta Holding NV *		403,961	5,078,409
Kernel Holding SA		158,823	2,518,736
MHP SA GDR		1,485,036	13,662,331
MHP SA GDR (A)		44,627	410,568

			21,670,044

UNITED STATES — 7.0%
Cloud Peak Energy, Inc. *		1,733,210	5,910,246
CONSOL Energy, Inc.		355,249	6,884,725
KBR Inc.		247,536	3,470,455
Pandora Media Inc. *		1,132,245	15,398,532
Peabody Energy		319,528	514,440
Royal Gold, Inc.		240,418	20,324,938
Safe Bulkers Inc.		1,810,141	1,973,054
SkyWest, Inc.		76,532	2,201,825
Tsakos Energy Navigation, Ltd.		932,165	4,772,685

			61,450,900

TOTAL COMMON STOCK (Cost $761,972,618)			713,959,736

PREFERRED STOCK — 3.3%

BRAZIL — 3.3%
Centrais Eletricas Brasileiras SA, Cl B *		4,132,000	28,545,768

TOTAL PREFERRED STOCK (Cost $17,567,306)			28,545,768

CONVERTIBLE BONDS — 2.8%

CANADA — 2.8%
Gabriel Resources, Ltd.
8.000%, 06/30/19 (C)	CAD	15,950,000	24,967,904

INDIA — 0.0%
REI Agro, Ltd.
5.500%, 11/13/14 (A) (B)		$723,000	36,150

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)			25,004,054

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2016
(Unaudited)

WARRANTS — 0.4%
	Number of Warrants/ Number of Rights	Value
CANADA — 0.4%
Gabriel Resources, Ltd., Expires 06/30/21* (A) (C) (Cost $—)	11,428,804	$3,501,338

RIGHTS — 0.0%

CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/21* (A) (C) (Cost $—)	15,950	—

TOTAL INVESTMENTS — 87.6% (Cost $794,357,245) †		771,010,896
Other Assets and Liabilities, Net — 12.4%		109,184,539

NET ASSETS — 100.0%		$880,195,435

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2016 was $7,024,028 and represented 0.8% of net assets.
(B)	Security in default on interest payments.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2016, was $28,469,242 and represented 3.23% of net assets.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $794,357,245, and the unrealized appreciation and depreciation were $147,204,801 and $(170,551,150), respectively.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

OJSC — Open Joint Stock Company

PJSC — Public Joint Stock Company

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2016
(Unaudited)

The list of inputs used to value the Fund’s net assets as of July 31, 2016 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$36,986,446	$—	$—	$36,986,446
Austria	2,943,907	—	—	2,943,907
Brazil	8,333,663	—	—	8,333,663
Canada	212,338,954	—	—	212,338,954
China	23,857,837	—	—	23,857,837
France	34,433,702	—	—	34,433,702
Greece	3,625,190	—	—	3,625,190
Hong Kong	5,301,993	—	—	5,301,993
Italy	4,442,915	—	—	4,442,915
Japan	106,808,224	—	—	106,808,224
Lebanon	1,912,232	—	—	1,912,232
Norway	5,450,306	—	—	5,450,306
Russia	129,142,416	—	—	129,142,416
Singapore	17,291,358	—	—	17,291,358
South Africa	10,332,386	—	—	10,332,386
South Korea	27,637,263	—	—	27,637,263
Ukraine	21,670,044	—	—	21,670,044
United States	61,450,900	—	—	61,450,900

Total Common Stock	713,959,736	—	—	713,959,736

Preferred Stock	28,545,768	—	—	28,545,768
Convertible Bonds	—	36,150	24,967,904	25,004,054
Warrants	—	—	3,501,338	3,501,338
Rights	—	—	—	—

Total Investments in Securities	$742,505,504	$36,150	$28,469,242	$771,010,896

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bonds	Warrants	Rights	Total
Beginning Balance as of November 1, 2015	$6,755,275	$35,789	$—	$6,791,064
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/ (depreciation)	14,962,170	3,465,549	—	18,427,719
Purchases	3,250,459	—	—	3,250,459
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending Balance as of July 31, 2016	$24,967,904	$3,501,338	$—	$28,469,242

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$14,962,170	$3,465,549	$—	$18,427,719

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. There were no other significant transfers between Level 1 and 2 assets for the period ended July 31, 2016. All other transfers were considered to have occurred as of the end of the period.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2016
(Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of July 31, 2016. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at July 31, 2016	Valuation Technique	Unobservable Inputs	Inputs
Convertible Bonds	$24,967,904	Model	Credit Spread	10%

			Volatility	60%
			Liquidity Risk	10%
Warrants	3,501,338	Model	Volatility	60%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended July 31, 2016, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

KGI-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.7%
	Shares	Value
AUSTRALIA — 4.4%
Newcrest Mining, Ltd. *	4,355	$82,739

AUSTRIA — 1.4%
IMMOFINANZ AG	12,366	26,932

BRAZIL — 2.4%
BR Malls Participacoes SA *	6,940	30,137
Centrais Eletricas Brasileiras SA *	800	4,328
Centrais Eletricas Brasileiras SA ADR *	1,922	10,263

		44,728

CANADA — 19.0%
Barrick Gold Corp.	2,830	61,863
Cameco Corp.	6,735	64,387
Goldcorp, Inc.	1,810	32,363
Kinross Gold Corp. *	4,807	24,852
MEG Energy Corp. *	5,084	21,533
New Gold Inc. *	5,644	29,349
Novagold Resources, Inc. *	6,487	45,150
Silver Wheaton Corp.	2,206	61,481
Turquoise Hill Resources, Ltd. *	3,966	14,119

		355,097

CHINA — 4.4%
China Shenhua Energy Co., Ltd., Cl H	13,000	24,833
Guangshen Railway Co., Ltd., Cl H	42,000	20,571
Hua Hong Semiconductor, Ltd. (A)	19,000	17,804
K Wah International Holdings, Ltd.	23,000	11,621
PAX Global Technology, Ltd.	10,000	8,262

		83,091

FRANCE — 0.2%
Areva SA *	668	2,920

JAPAN — 5.1%
Japan Steel Works, Ltd.	6,000	27,167
Kamigumi Co., Ltd.	2,000	18,229
Mitsubishi Corp.	1,100	19,173
Mitsui & Co., Ltd.	1,600	18,950
West Japan Railway Co.	200	12,555

		96,074

RUSSIA — 14.1%
Gazprom PAO *	35,223	73,050
LSR Group PJSC	630	8,612
Lukoil PJSC	739	32,003
Mail.Ru Group, Ltd. GDR *	1,225	23,643

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
RUSSIA — continued
Mobile TeleSystems PJSC	3,738	$14,228
RusHydro PJSC	1,298,478	13,874
Sberbank of Russia PJSC	31,010	65,178
Yandex NV, Cl A *	1,572	34,033

		264,621

SINGAPORE — 2.1%
Golden Agri-Resources, Ltd.	143,800	38,613

SOUTH AFRICA — 2.3%
Gold Fields, Ltd.	3,448	21,295
Impala Platinum Holdings, Ltd. *	5,085	22,345

		43,640

SOUTH KOREA — 3.9%
Hyundai Motor Co.	122	14,376
Hyundai Motor Co. GDR	222	9,746
KT Corp.	193	5,470
KT Corp. ADR	2,828	43,156

		72,748

UKRAINE — 1.6%
MHP SA GDR	3,305	30,406

UNITED STATES — 2.8%
Marathon Oil Corp.	847	11,553
Royal Gold, Inc.	490	41,425

		52,978

TOTAL COMMON STOCK (Cost $945,914)		1,194,587

TOTAL INVESTMENTS — 63.7% (Cost $945,914) †		1,194,587
Other Assets and Liabilities, Net — 36.3%		680,972

NET ASSETS — 100.0%		$1,875,559

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2016 was $17,804 and represented 0.9% of net assets.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $945,914, and the unrealized appreciation and depreciation were $307,560 and $(58,887), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

PJSC — Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2016
(Unaudited)

The list of inputs used to value the Fund’s net assets as of July 31, 2016 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$82,739	$—	$—	$82,739
Austria	26,932	—	—	26,932
Brazil	44,728	—	—	44,728
Canada	355,097	—	—	355,097
China	83,091	—	—	83,091
France	2,920	—	—	2,920
Japan	96,074	—	—	96,074
Russia	264,621	—	—	264,621
Singapore	38,613	—	—	38,613
South Africa	43,640	—	—	43,640
South Korea	72,748	—	—	72,748
Ukraine	30,406	—	—	30,406
United States	52,978	—	—	52,978

Total Common Stock	1,194,587	—	—	1,194,587

Total Investments in Securities	$1,194,587	$—	$—	$1,194,587

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. There were no other significant transfers between Level 1 and 2 assets for the period ended July 31, 2016. All other transfers were considered to have occurred as of the end of the period. For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

KGI-QH-002-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016